RELATED PARTY TRANSACTIONS (Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable) (Details) - Related Party [Member] - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Related Party Transaction [Line Items]
Other Liabilities	$ 4,962,288	$ 10,997,136
Due to the President and CEO [Member]
Related Party Transaction [Line Items]
Other Liabilities	0	2,043,019
Lease liabilities due to a company controlled by the CEO [Member]
Related Party Transaction [Line Items]
Other Liabilities	4,961,727	8,953,425
Due to the CFO [Member]
Related Party Transaction [Line Items]
Other Liabilities	$ 561	$ 692